BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 1 - BUSINESS

BioCorRx Inc., through its subsidiaries, provides an innovative alcoholism and opioid addiction treatment program called the BioCorRx® Recovery Program, as well as research and development of related products BICX101 and BICX102 that can empower patients to succeed in their overall recovery. We offer a unique treatment philosophy that combines medical intervention and a proprietary cognitive behavioral therapy (CBT) program (plus peer support program) specifically tailored for the treatment of alcoholism and other substance abuse addictions for those receiving long-term naltrexone treatment. We are also engaged in the research and development of sustained release naltrexone products for the treatment of addiction and other possible disorders. Specifically, the company is developing an injectable and implantable naltrexone with the goal of future regulatory approval with the Food and Drug Administration.

On January 7, 2014, the Company changed its name from Fresh Start Private Management, Inc. to BioCorRx Inc. In addition, effective February 20, 2014, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from CEYY to BICX.

On July 28, 2016, the Company formed BioCorRx Pharmaceuticals, Inc., a Nevada Corporation, for the purpose of developing certain business lines. In connection with the formation, the newly formed sub issued 24.2% ownership to officers of the Company with the Company retaining 75.8%. As of December 31, 2017, there were certain licensing rights with a carrying value of $250,000 and no significant liabilities in BioCorRx Pharmaceuticals, Inc., or operations since its formation. In 2018, BioCorRx Pharmaceuticals, Inc. began operating activities (Note 16).

BioCorRx Inc., through its subsidiaries, provides an innovative alcoholism and opioid addiction treatment program called the BioCorRx® Recovery Program, as well as research and development of related products BICX101 and BICX102 that can empower patients to succeed in their overall recovery. We offer a unique treatment philosophy that combines medical intervention and a proprietary cognitive behavioral therapy (CBT) program (plus peer support program) specifically tailored for the treatment of alcoholism and other substance abuse addictions for those receiving long-term naltrexone treatment. We are also engaged in the research and development of sustained release naltrexone products for the treatment of addiction and other possible disorders. Specifically, the company is developing an injectable and implantable naltrexone with the goal of future regulatory approval with the Food and Drug Administration.

On January 7, 2014, the Company changed its name from Fresh Start Private Management, Inc. to BioCorRx Inc. In addition, effective February 20, 2014, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from CEYY to BICX.

On July 28, 2016, the Company formed BioCorRx Pharmaceuticals, Inc., a Nevada Corporation, for the purpose of developing certain business lines. In connection with the formation, the newly formed sub issued 24.2% ownership to officers of the Company with the Company retaining 75.8%. As of December 31, 2017, there were certain licensing rights with a carrying value of $250,000 and no significant liabilities in BioCorRx Pharmaceuticals, Inc., or operations since its formation.